Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	RJO GLOBAL TRUST
Entity Central Index Key	0001027099
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 27,089,923
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No